Contract Assets (Tables)	12 Months Ended
Dec. 31, 2021
Contract Assets [Abstract]
Schedule of Assets Related to Contracts with Customers	Assets related to contracts with customers
	As of December 31,
	2021	2020
	US$’000	US$’000
Contract assets - current	11,381	10,245

Aggregate Amount of the Transaction Price Allocated to the Unsatisfied Performance Obligations

The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2021	2020
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	119,025	143,265